Share-based compensation - Redesignation of Parent's Class A Ordinary Shares (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 15, 2019 Vote
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 223,345	¥ 929,098	¥ 52,714
Redesignation of Parent's Class A Ordinary Share | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes | Vote				10
Sharebased compensation expense			¥ 15,713